Credit Risk Concentrations	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Credit Risk Concentrations
Credit Risk Concentrations
Concentrations of credit risk may arise when a number of properties or tenants are located in a similar geographic region such that the economic conditions of that region could impact tenants’ obligations to meet their contractual obligations or cause the values of individual properties to decline. The Account has no significant concentrations of tenants as no single tenant has annual contract rent that makes up more than 2% of the rental income of the Account.
The Account’s wholly-owned real estate investments and investments in joint ventures are located in the United States. The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2017:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	16.1%	20.2%	5.6%	—%	41.9%
Apartment	8.4%	8.0%	3.6%	0.9%	20.9%
Retail	8.1%	3.0%	7.6%	0.7%	19.4%
Industrial	7.5%	2.0%	4.1%	0.8%	14.4%
Other(2)	0.6%	2.6%	0.1%	0.1%	3.4%
Total	40.7%	35.8%	21.0%	2.5%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interests in Storage Portfolio investments, a fee interest encumbered by a ground lease real estate investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI